Other Liabilities-Non-Current (Tables)	12 Months Ended
Feb. 01, 2014
Other Liabilities

	February 1, 2014	February 2, 2013
(in millions)
Straight-line rent	$67.1	$65.6
Deferred compensation	25.0	18.5
Warranty reserve	12.4	11.6
Lease loss reserve	5.8	8.1
Other liabilities	11.4	7.5

Total other liabilities	$121.7	$111.3

Lease Loss Reserve

	February 1, 2014	February 2, 2013
(in millions)
At beginning of period:	$8.1	$9.6
Adjustments, net	(1.6)	(1.1)
Utilization(1)	(0.7)	(0.4)

At end of period	$5.8	$8.1

(1)	Including the impact of foreign exchange translation between opening and closing balance sheet dates.